UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCK - 71.88%	Shares	Fair Value

Aerospace & Defense - 9.44%
Boeing Co. (b)	1,400	$498,820
United Technologies Corp. (b)	1,400	190,036
		688,856
Apparel - 1.47%
NIKE, Inc. - Class B (b)	1,400	107,674

Banks - 6.76%
Goldman Sachs Group, Inc. (b)	1,400	332,402
JPMorgan Chase & Co. (b)	1,400	160,930
		493,332
Beverages - 0.89%
Coca-Cola Co. (b)	1,400	65,282

Chemicals - 1.32%
DowDuPont, Inc. (b)	1,400	96,278

Computers - 6.43%
Apple, Inc. (b)	1,400	266,406
International Business Machines Corp. (b)	1,400	202,902
		469,308
Cosmetics & Personal Care - 1.55%
Procter & Gamble Co. (b)	1,400	113,232

Diversified Financial Services - 4.53%
American Express Co. (b)	1,400	139,328
Visa, Inc. - Class A (b)	1,400	191,436
		330,764
Healthcare - Services - 4.86%
UnitedHealth Group, Inc. (b)	1,400	354,508

Insurance - 2.50%
Travelers Cos., Inc. (b)	1,400	182,196

Machinery - Construction & Mining - 2.76%
Caterpillar, Inc. (b)	1,400	201,320

Media - 2.18%
Walt Disney Co. (b)	1,400	158,984

Miscellaneous Manufacturing - 4.07%
3M Co. (b)	1,400	297,248

Oil & Gas - 3.98%
Chevron Corp. (b)	1,400	176,778
Exxon Mobil Corp. (b)	1,400	114,114
		290,892
Pharmaceuticals - 4.57%
Johnson & Johnson (b)	1,400	185,528
Merck & Co., Inc. (b)	1,400	92,218
Pfizer, Inc. (b)	1,400	55,902
		333,648

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

COMMON STOCK - 71.88% (continued)	Shares	Fair Value

Retail - 9.82%
Home Depot, Inc. (b)	1,400	$276,528
McDonald’s Corp. (b)	1,400	220,556
Walgreens Boots Alliance, Inc. (b)	1,400	94,668
Walmart, Inc. (b)	1,400	124,922
		716,674
Semiconductors - 0.92%
Intel Corp. (b)	1,400	67,340

Software - 2.03%
Microsoft Corp. (b)	1,400	148,512

Telecommunications - 1.80%
Cisco Systems, Inc. (b)	1,400	59,206
Verizon Communications, Inc. (b)	1,400	72,296
		131,502

TOTAL COMMON STOCK (Cost $5,114,230)		5,247,550

EXCHANGE TRADED FUNDS - 23.97%

Equity Funds - 23.97%
ProShares Ultra QQQ	4,811	436,935
ProShares Ultra Russell 2000	5,330	437,700
ProShares UltraShort S&P 500	24,586	875,753
		1,750,388

TOTAL EXCHANGE TRADED FUNDS (Cost $1,750,909)		1,750,388

PUT OPTIONS PURCHASED (a) - 1.99%	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR Dow Jones Industrial Average ETF Trust	27	$650,700	$241.00	3/29/2019	18,697
SPDR Dow Jones Industrial Average ETF Trust	48	$1,161,600	$242.00	3/29/2019	34,440
SPDR Dow Jones Industrial Average ETF Trust	52	$1,263,600	$243.00	3/29/2019	38,610
SPDR Dow Jones Industrial Average ETF Trust	59	$1,439,600	$244.00	3/29/2019	45,283
SPDR Dow Jones Industrial Average ETF Trust	10	$246,000	$246.00	3/29/2019	8,225

TOTAL PUT OPTIONS PURCHASED (Cost $261,095)					145,255

SHORT-TERM INVESTMENT - 14.02%	Shares	Fair Value

Federated Government Obligations Fund - Institutional Shares, 1.77% (b) (c)	1,023,437	1,023,437

TOTAL SHORT-TERM INVESTMENT (Cost $1,023,437)		1,023,437

TOTAL INVESTMENTS (Cost $8,149,671) - 111.86%		8,166,630

OPTIONS WRITTEN (Proceeds $23,419) - (0.41%)		(29,583)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (11.45)%		(836,184)

NET ASSETS - 100%		$7,300,863

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at July 31, 2018, is subject to change and resets daily.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.41)%

CALL OPTIONS WRITTEN - (0.41%)	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value

3M Co.	4	$84,000	$210.00	8/3/2018	$1,220
3M Co.	5	$106,250	$212.50	8/17/2018	1,525
American Express Co.	5	$52,000	$104.00	8/3/2018	15
American Express Co.	5	$52,000	$104.00	8/10/2018	75
American Express Co.	4	$41,600	$104.00	8/31/2018	272
Apple, Inc.	5	$98,750	$197.50	8/3/2018	730
Apple, Inc.	5	$101,250	$202.50	8/3/2018	235
Apple, Inc.	4	$80,000	$200.00	8/10/2018	540
Boeing Co.	4	$145,000	$362.50	8/3/2018	284
Boeing Co.	4	$148,000	$370.00	8/10/2018	264
Caterpillar, Inc.	3	$44,100	$147.00	8/3/2018	108
Caterpillar, Inc.	7	$104,300	$149.00	8/3/2018	119
Caterpillar, Inc.	4	$58,800	$147.00	8/10/2018	448
Chevron Corp.	4	$51,200	$128.00	8/3/2018	116
Chevron Corp.	5	$64,000	$128.00	8/10/2018	525
Chevron Corp.	5	$65,500	$131.00	8/10/2018	95
Cisco Systems, Inc.	8	$35,200	$44.00	8/17/2018	344
Cisco Systems, Inc.	6	$27,000	$45.00	8/17/2018	126
DowDuPont, Inc.	2	$13,900	$69.50	8/3/2018	154
DowDuPont, Inc.	6	$41,400	$69.00	8/10/2018	768
DowDuPont, Inc.	6	$41,400	$69.00	8/17/2018	840
Exxon Mobil Corp.	5	$42,750	$85.50	8/3/2018	10
Goldman Sachs Group, Inc.	7	$168,000	$240.00	8/10/2018	1,190
Goldman Sachs Group, Inc.	7	$171,500	$245.00	8/10/2018	371
Home Depot, Inc.	2	$41,000	$205.00	8/17/2018	244
Home Depot, Inc.	5	$103,750	$207.50	8/17/2018	385
Home Depot, Inc.	7	$147,000	$210.00	8/17/2018	364
Intel Corp.	4	$20,000	$50.00	8/10/2018	68
Intel Corp.	5	$27,500	$55.00	8/10/2018	5
Intel Corp.	5	$25,000	$50.00	8/17/2018	160
International Business Machines Corp.	5	$74,500	$149.00	8/3/2018	20
Johnson & Johnson	4	$51,600	$129.00	8/3/2018	1,280
Johnson & Johnson	5	$67,500	$135.00	8/10/2018	215
JPMorgan Chase & Co.	5	$55,000	$110.00	8/3/2018	2,725
JPMorgan Chase & Co.	5	$58,500	$117.00	8/3/2018	85
JPMorgan Chase & Co.	4	$47,200	$118.00	8/24/2018	432
McDonald’s Corp.	7	$113,750	$162.50	8/10/2018	189
McDonald’s Corp.	7	$113,750	$162.50	8/17/2018	371
Merck & Co., Inc.	5	$32,500	$65.00	8/3/2018	545
Merck & Co., Inc.	4	$25,800	$64.50	8/10/2018	680
Microsoft Corp.	4	$43,600	$109.00	8/3/2018	56
Microsoft Corp.	4	$44,000	$110.00	8/10/2018	128
Microsoft Corp.	6	$67,200	$112.00	8/10/2018	72
NIKE, Inc. - Class B	4	$31,000	$77.50	8/3/2018	140
NIKE, Inc. - Class B	4	$32,200	$80.50	8/3/2018	12
NIKE, Inc. - Class B	6	$47,100	$78.50	8/10/2018	294
Pfizer, Inc.	7	$26,950	$38.50	8/3/2018	1,029
Pfizer, Inc.	7	$26,950	$38.50	8/10/2018	847
Procter & Gamble Co.	14	$114,800	$82.00	8/3/2018	196
Travelers Cos, Inc.	2	$27,000	$135.00	8/17/2018	80
United Technologies Corp.	5	$67,000	$134.00	8/10/2018	1,140
United Technologies Corp.	4	$54,800	$137.00	8/10/2018	368
UnitedHealth Group, Inc.	4	$105,000	$262.50	8/3/2018	20
UnitedHealth Group, Inc.	4	$104,000	$260.00	8/10/2018	224
UnitedHealth Group, Inc.	6	$157,500	$262.50	8/10/2018	174

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

OPTIONS WRITTEN - (0.41)% (continued)
	Contracts[1]	Notional Amount	Exercise Price	Expiration	Fair Value
CALL OPTIONS WRITTEN - (0.41%) (continued)

Verizon Communications, Inc.	5	$26,500	$53.00	8/3/2018	$20
Verizon Communications, Inc.	4	$21,200	$53.00	8/10/2018	52
Visa, Inc. - Class A	4	$57,600	$144.00	8/3/2018	4
Visa, Inc. - Class A	3	$43,800	$146.00	8/3/2018	3
Walgreens Boots Alliance, Inc.	5	$33,250	$66.50	8/3/2018	930
Walgreens Boots Alliance, Inc.	4	$27,400	$68.50	8/10/2018	372
Walgreens Boots Alliance, Inc.	5	$35,750	$71.50	8/10/2018	68
Walmart, Inc.	2	$18,000	$90.00	8/17/2018	292
Walmart, Inc.	6	$55,500	$92.50	8/17/2018	360
Walmart, Inc.	6	$54,300	$90.50	8/24/2018	828
Walt Disney Co.	6	$65,400	$109.00	8/3/2018	2,760
Walt Disney Co.	6	$69,600	$116.00	8/10/2018	786
Walt Disney Co.	2	$23,600	$118.00	8/17/2018	186

TOTAL CALL OPTIONS WRITTEN (Proceeds $23,419)					29,583

TOTAL OPTIONS WRITTEN (Proceeds $23,419)					$29,583

1 Each option contract is equivalent to 100 shares of the underlying common stock.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Powell Alternative Income Strategies Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2018.

Powell Alternative Income Strategies Fund

Financial Instruments – Assets
	Level 1	Level 2
Security Classification(1)	(Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stock(2)	$5,247,550	$—	$5,247,550
Exchange Traded Funds(2)	1,750,388		1,750,388
Put Options Purchased	145,255		145,255
Short-Term Investment	1,023,437	—	1,023,437
Total Assets	$8,166,630	$—	$8,166,630

Derivative Instruments – Liabilities
	Level 1	Level 2
Security Classification(1)	(Quoted Prices)	(Other Significant Observable Inputs)	Totals
Call Options Written	$29,583	$—	$29,583
Total Liabilities	$29,583	$—	$29,583

(1)       As of and during the period from April 18, 2018 (commencement of operations) through July 31, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and exchange traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and exchange traded funds by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period from April 18, 2018 (commencement of operations) through July 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period from April 18, 2018 (commencement of operations) through July 31, 2018, no securities were fair valued.

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of July 31, 2018, portfolio securities valued at $2,999,048 were held in escrow by the custodian as cover for call options written by the Fund.

As of July 31, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Put options purchased, at value	$145,255	$145,255
Total Assets	$145,255	$145,255

Liabilities	Equity Contracts	Total
Call options written, at value	$29,583	$29,583
Total Liabilities	$29,583	$29,583

For the period from April 18, 2018 (commencement of operations) through July 31, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Put options purchased	$(115,840)	$(115,840)
Call options written	(6,164)	(6,164)
	$(122,004)	$(122,004)

Powell Alternative Income Strategies Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Equity Contracts	Total
Call options written	$27,047	$27,047
Put options written	260	260
	$27,307	$27,307

The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of July 31, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$145,255	(1)	$—	$145,255	(1)	$145,255	(2)	$—	$—
Total	$145,255	(1)	$—	$145,255	(1)	$145,255	(2)	$—	$—

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$29,583	(3)	$—	$29,583	(3)	$29,583	(2)	$—	$—
Total	$29,583	(3)	$—	$29,583	(3)	$29,583	(2)	$—	$—

(1) Purchased options at value as presented in the Fund’s Schedule of Investments.

(2) The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

(3) Written options at value as presented in the Fund’s Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at July 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$8,126,253	$169,690	$(158,896)	$10,794

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	September 28, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	September 28, 2018